25. Post-Employment Benefits	12 Months Ended
Dec. 31, 2017
Post-employment Benefits
Post-Employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care (“ProSaúde II” and “ProSaúde III” Plans) for their active employees and their dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to “Prosaúde II” plan participants.

The amounts of these actuarial obligations (contributions, costs, liabilities, and/or assets) are calculated annually by an independent actuary at year end.

The benefits plan assets are valued at market values (mark-to-market).

The amount of the net assistance liability is recognized at the present value of the actuarial liability, less the fair value of the plan assets.

The adoption of the projected credit unit method adds each year of service as the source of an additional benefit unit, adding up to the calculation of the final liability.

Other actuarial assumptions are used which take into account biometric and economic tables in addition to historical data from the benefits plans, obtained from the manager of these plans, Fundação Copel de Previdência e Assistência Social.

Actuarial gains or losses caused by changes in assumptions and/or actuarial adjustments are recognized in other comprehensive income.

25.1    Benefit Pension Plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual’s salary. This plan is closed plan for new participants since 1998.

The Plan III is a Variable Contribution plan - CV, being the only plan available for new participants.

The costs assumed by the sponsors for these plans are recognized according to the actuarial valuation prepared annually by independent actuaries in accordance with IAS 19 (R1) and IFRIC 14. The economic and financial assumptions for purposes of the actuarial valuation are discussed with the independent actuaries and approved by the sponsor’s management.

25.2    Healthcare Plan

The Company allocates resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits, and conditions set in “ProSaúde II” and “ProSaúde III” Plans’ regulations. Coverage includes periodic medical exams in both plans and is only extended to all retirees and pensioners for life in the “ProSaúde II” plan.

25.3    Statement of financial position and statement of income

Amounts recognized in liabilities, under Post-employment Benefits, are summarized below:

	12.31.2017	12.31.2016
Pension plans	1,069	1,252
Healthcare plans	865,034	768,613
	866,103	769,865
Current	53,225	47,894
Noncurrent	812,878	721,971

Amounts recognized in the statement of income are shown below:

	12.31.2017	12.31.2016	12.31.2015
Employees
Pension plans	78,680	75,407	65,878
Healthcare plan - post-employment	97,511	129,647	143,236
Healthcare plan - active employees	81,617	75,578	61,927
(-) Transfers to construction in progress	(21,901)	(22,268)	(19,094)
	235,907	258,364	251,947
Management
Pension plans	1,500	1,175	2,241
Healthcare plan	190	228	139
	1,690	1,403	2,380
	237,597	259,767	254,327

25.4    Changes in post-employment benefits

Total
Balance as of January 1, 2016	594,660
Appropriation of actuarial calculation	130,707
Pension and healthcare contributions	142,735
Adjustment related to actuarial gains (loss)	88,906
Amortizations	(187,143)
Balance as of December 31, 2016	769,865
Appropriation of actuarial calculation	97,511
Appropriation of pension and healthcare contributions	153,069
Adjustment related to actuarial gains (loss)	46,506
Amortizations	(200,848)
Balance as of December 31, 2017	866,103

25.5    Actuarial valuation in accordance with IAS 19

25.5.1     Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs for 2017 and 2016 are shown below:

		2017		2016
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	4.50%	-	5.15%
Expected rate of discount/return p.y.
Unified Plan	5.11%	9.84%	5.91%	11.37%
Plan III	5.24%	9.97%	5.89%	11.34%
Assistance Plan	5.20%	9.94%	5.89%	11.35%
Salary growth Unified Plan p.y.	2.00%	6.59%	2.00%	7.25%
Salary growth Plan III p.y.	1.50%	6.07%	2.00%	7.25%
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benefit vested		TASA 1927		A. VINDAS

25.5.2     Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
Number of active participants	37	39	8,540	8,663	8,172	8,456
Number of Inactive participants	4,435	4,463	3,509	3,363	7,703	7,546
Number of dependent people	-	-	-	-	23,081	23,745
Total	4,472	4,502	12,049	12,026	38,956	39,747

25.5.3     Life expectancy from the average age - Annuity Table AT-2000 (in years)

	Unified Plan	Plan III
As of 12.31.2017
Retired participants	14.92	23.01
Pensioner participants	16.37	27.99
As of 12.31.2016
Retired participants	15.62	23.75
Pensioner participants	16.59	28.89

The average age of inactive participants of the healthcare and pension plans of the Company is 64.4 years.

25.5.4     Actuarial evaluation

Based on the review of the assumptions, the values of the Unified Plan and Plan III as of December 31, 2017 amounted, respectively, surplus of R$481,678 and R$86,487, while the position at December 31, 2016, was, respectively, R$527,723 and R$228,396. The current applicable legislation does not permit any significant reduction in contributions or reimbursements to the Company based on the current surplus in this plan. For this reason, the Company did not record assets on its December 31, 2017 balance sheet that reflect any such right to reduce contributions or refund surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2017	12.31.2016
Total liabilities or partially covered	5,352,894	1,734,568	1,035,957	8,123,419	7,450,113
Fair value of the plan assets	(5,834,572)	(1,821,055)	(170,923)	(7,826,550)	(7,437,619)
Plan coverage status	(481,678)	(86,487)	865,034	296,869	12,494
Unrecognized asset	481,678	86,487	-	568,165	756,119
	-	-	865,034	865,034	768,613

The Company made adjustments to their assistance liabilities through the actuarial report issued on December 31, 2017, when an actuarial gain of R$46,506 was recorded in other comprehensive income.

25.5.5     Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2015	4,379,430	1,181,893	1,047,284
Cost of services	471	8,275	34,802
Cost of interest	559,366	146,595	127,622
Benefits paid	(345,288)	(93,670)	(74,722)
Actuarial (gain) losses	(419,094)	(72,565)	(378,704)
Present value of net actuarial obligations as of December 31, 2015	4,174,885	1,170,528	756,282
Cost of services	203	10,174	44,942
Cost of interest	601,259	170,531	108,465
Benefits paid	(381,274)	(109,146)	(88,259)
Actuarial (gain) losses	556,005	323,034	112,484
Present value of net actuarial obligations as of December 31, 2016	4,951,078	1,565,121	933,914
Cost of services	329	10,502	9,225
Cost of interest	563,257	176,878	105,987
Benefits paid	(406,023)	(122,841)	(7)
Actuarial (gain) losses	244,253	104,908	(13,162)
Present value of net actuarial obligations as of December 31, 2017	5,352,894	1,734,568	1,035,957

25.5.6     Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2015	4,562,547	1,201,802	149,696
Return estimated for assets	564,872	146,592	19,223
Contributions and distributions	36,294	8,275	-
Benefits paid	(345,288)	(93,670)	-
Actuarial gain (losses)	(330,875)	(100,030)	(6,289)
Fair value of the Plan's assets as of December 31, 2015	4,487,550	1,162,969	162,630
Return estimated for assets	637,541	169,429	23,749
Contributions and distributions	25,724	10,174	-
Benefits paid	(381,274)	(109,146)	-
Actuarial gain (losses)	709,261	560,090	(21,078)
Fair value of the Plan's assets as of December 31, 2016	5,478,802	1,793,516	165,301
Return estimated for assets	546,699	202,691	23,934
Contributions and distributions	30,520	10,505	-
Benefits paid	(406,023)	(122,841)	-
Actuarial gain (losses)	184,574	(62,816)	(18,312)
Fair value of the Plan's assets as of December 31, 2017	5,834,572	1,821,055	170,923

25.5.7     Estimated costs

The estimated net periodic plan costs (gains) for 2018 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan	2018
Cost of current service	589	9,644	11,633	21,866
Estimated cost of interest	533,202	196,009	102,916	832,127
Expected return on plan assets	(531,448)	(205,782)	(16,579)	(753,809)
Expected employee contributions	(248)	(9,644)	-	(9,892)
Costs (income or loss)	2,095	(9,773)	97,970	90,292

25.5.8     Sensitivity analysis

The following tables feature a sensitivity analysis, which shows the effect of a one percent increase or decrease in the assumed rates of change in care costs, in the aggregate of the cost of service and cost of interest components of the net care costs and the accumulated post-employment benefit obligation.

.	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(444,891)	450,899
Impacts on the obligations of healthcare program	(178,133)	181,222
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	72,077	(67,341)
Impact on cost of service for the following financial year of healthcare program	793	(741)
Sensitivity of the service cost
Impacts on the obligations of the pension	(49)	50
Impacts on the obligations of healthcare program	(1,961)	1,995

25.5.9     Benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2018	395,584	128,975	41,454	566,013
2019	379,182	181,726	46,407	607,315
2020	362,032	184,824	45,972	592,828
2021	345,456	186,267	45,301	577,024
2022	329,172	186,851	44,509	560,532
2023 to 2057	3,271,908	2,945,247	590,068	6,807,223

25.5.10  Asset allocation and investment strategy

The asset allocation for the Company pension and healthcare plans at the end of 2017 and the allocation goal for 2018, by asset category, are shown below:

	Goal for 2018	2017
Fixed income	87.5%	89.3%
Variable income	6.2%	6.5%
Loans	1.1%	1.3%
Real estate	1.5%	1.7%
Investment structuring	3.7%	1.2%
	100.0%	100.0%

Below are the limits set by the Fund management:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	91.5%	77.0%	81.0%	59.0%
Variable income	3.0%	1.0%	11.0%	7.0%
Loans	0.5%	0.0%	2.0%	1.0%
Real estate	2.0%	1.0%	1.0%	0.0%
Investment structuring	3.0%	0.0%	5.0%	0.0%
(*) Target based on the total investment of each plan.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

As of December 31, 2017 and 2016, the pension plan assets included the following securities issued by Copel:

	Social Security Plans
	Unified Plan		Plan III
	12.31.2017	12.31.2016	12.31.2017	12.31.2016
Shares	-	66	-	186
	-	66	-	186

25.5.11  Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees at December 31, 2017 and December 31, 2016 in the amounts of R$80,727 and R$75,679, respectively.